Share-based Compensation (Details Narrative) $ in Thousands					3 Months Ended			12 Months Ended
	Jun. 06, 2023 shares	Oct. 01, 2022 shares	Jun. 10, 2022 USD ($)	Apr. 01, 2022 shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2020 shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2018 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense | $					$ 994	$ 27,001		$ 39,103	$ 10,085
Unrecognized compensation costs | $					5,548			7,031
Employees [Member] | Ben Liquidity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense | $					2,300	2,300		3,000
Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense | $					832	8,723		18,415	4,358
Unrecognized compensation costs | $					4,776			5,984
Share Based Payment Arrangement Preferred Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense | $						286		$ 858	$ 1,430
Account balance | $										$ 5,700
Share Based Payment Arrangement Preferred Equity [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Account balance | $										$ 3,800
Purchase price | $			$ 3,800
BMP Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance | shares					119,000,000			119,000,000
Vesting period					4 years			4 years
Continued participation reduction percentage								20.00%
Income participation percentage								49.50%
Minimum required retained ownership of unit equivalents, percentage								25.00%
Ben Equity Incentive Plan [Member] | Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance | shares											160,141
Shares reserved for issuance, as a percentage of fully diluted common units outstanding					15.00%			15.00%
Awards settleable ratio					1.25			1.25
Ben Equity Incentive Plan [Member] | Restricted Equity Units [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted | shares							6,438
Compensation expense | $					$ 300	5,200		$ 6,100
Increase in units granted rate	1.25
Increase in units granted | shares	1,610
Unrecognized compensation costs | $								300
Ben Equity Incentive Plan [Member] | Restricted Equity Units [Member] | Employees and Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted | shares				6,420
Increase in units granted rate				1.25
Ben Equity Incentive Plan [Member] | Restricted Equity Units [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted | shares		503
Increase in units granted rate		1.25
Ben Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units forfeited | shares				1,480
Ben Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees and Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense | $					200	$ 2,900		3,400
Increase in units granted | shares				1,605
Units forfeited | shares				1,788
Unrecognized compensation costs | $					$ 1,300			$ 1,800
Ben Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase in units granted | shares		126
Units forfeited | shares		82
A 2023 Incentive Plan [Member] | Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance, as a percentage of fully diluted common units outstanding					15.00%			15.00%
Percentage of common units					15.00%			15.00%
A 2023 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees and Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted | shares					30,187
Units forfeited | shares					7,398